Note 17 - Common Stock (Details Textual) - USD ($)	3 Months Ended											12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Mar. 31, 2020
Common Stock, Shares Authorized (in shares)	200,000,000				200,000,000							200,000,000	200,000,000			200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.03				$ 0.03							$ 0.03	$ 0.03			$ 0.03
Stock Repurchased and Retired During Period, Value												$ 1,065,750	$ 3,145,435	$ 5,026,746
Common Stock, Dividends, Per Share, Declared (in dollars per share)												$ 2.4	$ 2	$ 1.5
Dividends, Common Stock, Total												$ 16,855,238	$ 14,021,226	$ 10,871,254
O2022Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)											$ 0.5
O2023Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)								$ 0.5
O2024Q1Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)				$ 0.6
O2022Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)										$ 0.5
O2022Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)									$ 0.5
O2023Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)							$ 0.5
O2023Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)						$ 0.5
O2023Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)					$ 0.5
O2024Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)			$ 0.6
O2024Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)		$ 0.6
O2024Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.6
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)												60,100	60,500	60,000
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount															$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in shares)												24,744	162,375	238,335
Stock Repurchased and Retired During Period, Value												$ 1,070,000.00	$ 3,150,000	$ 5,030,000.00